Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
Summary of Changes in Warrants

A continuity of the Company’s outstanding share purchase warrants for the year ended December 31, 2024, 2023, and 2022 is presented below:

	Number of warrants	Weighted average exercise price (CAD)
Outstanding, December 31, 2021	1,568,866	$0.63
Issued	21,011,038	2.31
Exercised	(2,185,366)	0.87
Expired	(7,000)	0.50
Outstanding, December 31, 2022	20,387,538	$2.33
Issued	7,402,726	1.88
Expired	(10,000)	2.17
Outstanding, December 31, 2023	27,780,264	$2.21
Issued	34,819,200	0.18
Exercised	(33,638)	0.09
Expired	(12,548,559)	2.25
Outstanding, December 31, 2024	50,017,267	$0.79

Schedule of Purchase Warrants Outstanding

At December 31, 2024, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
12,529,690	2.50 CAD	June 29, 2025
300,288	1.55 CAD	June 29, 2025
300,000	2.50 CAD	April 20, 2025
2,101,727	0.30 CAD	November 28, 2025
13,232,373	0.18 CAD	May 28, 2026
520,364	0.09 CAD	May 28, 2026
6,142,223	0.18 CAD	May 31, 2026
362,250	0.09 CAD	May 31, 2026
1,532,478	0.18 CAD	June 10, 2026
39,095	0.09 CAD	June 10, 2026
2,262,778	0.18 CAD	June 19, 2026
60,900	0.09 CAD	June 19, 2026
8,472,601	0.18 CAD	June 28, 2026
2,000,000	0.18 CAD	July 3, 2026
150,000	0.18 CAD	July 5, 2026
10,500	0.09 CAD	July 5, 2026
50,017,267

Schedule of Weighted Average Assumption for Warrants
	2024	2023	2022
Risk-free interest rate	3.74 – 4.20%	3.77 – 4.43%	1.21 – 3.13%
Expected life (years)	2	2	2 – 3
Expected volatility	92 – 93%	101 – 104%	154 – 182%
Dividend yield	0%	0%	0%